Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
April 30, 2023
BCFK6-NPRT3-0623
1.9884005.105
Common Stocks - 96.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.6%
Entertainment - 2.9%
Activision Blizzard, Inc.	43,932	3,413,956
Bilibili, Inc. ADR (a)(b)	233,189	4,747,728
Netflix, Inc. (a)	448,687	148,035,302
Sea Ltd. ADR (a)	703,298	53,570,209
Take-Two Interactive Software, Inc. (a)	18,600	2,311,794
Universal Music Group NV	375,334	8,193,030
		220,272,019
Interactive Media & Services - 10.6%
Alphabet, Inc. Class A (a)	3,555,756	381,674,849
Epic Games, Inc. (a)(c)(d)	607	453,247
Meta Platforms, Inc. Class A (a)	1,451,050	348,716,336
Snap, Inc. Class A (a)	10,084,009	87,831,718
		818,676,150
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	14,788	730,641
T-Mobile U.S., Inc. (a)	46,919	6,751,644
		7,482,285
TOTAL COMMUNICATION SERVICES		1,046,430,454
CONSUMER DISCRETIONARY - 22.1%
Automobile Components - 0.1%
Aptiv PLC (a)	55,880	5,747,817
Automobiles - 2.2%
Neutron Holdings, Inc. (a)(c)(d)	491,550	13,223
Rad Power Bikes, Inc. (a)(c)(d)	101,681	314,194
Rivian Automotive, Inc. (a)(b)	1,381,601	17,712,125
Tesla, Inc. (a)	911,173	149,714,836
		167,754,378
Broadline Retail - 6.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	319,105	27,025,002
Amazon.com, Inc. (a)	4,571,640	482,079,438
MercadoLibre, Inc. (a)	600	766,494
Ollie's Bargain Outlet Holdings, Inc. (a)	144,756	9,445,329
		519,316,263
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	136,921	6,242,228
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)	570,474	68,268,624
Caesars Entertainment, Inc. (a)	767,454	34,757,992
Chipotle Mexican Grill, Inc. (a)	3,997	8,264,277
Deliveroo PLC Class A (a)(e)	1,304,449	1,793,467
Draftkings Holdings, Inc.	107,282	2,350,549
Flutter Entertainment PLC (a)	33,514	6,703,194
Hilton Worldwide Holdings, Inc.	142,749	20,558,711
Marriott International, Inc. Class A	232,379	39,351,060
McDonald's Corp.	18,100	5,353,075
Penn Entertainment, Inc. (a)	1,321,706	39,373,622
Restaurant Brands International, Inc.	57,584	4,036,852
Sonder Holdings, Inc.:
rights (a)(d)	1,448	101
rights (a)(d)	1,447	72
rights (a)(d)	1,447	58
rights (a)(d)	1,447	43
rights (a)(d)	1,447	29
rights (a)(d)	1,447	29
Starbucks Corp.	153,000	17,486,370
Sweetgreen, Inc. Class A (a)	1,139,518	9,047,773
Trip.com Group Ltd. ADR (a)	156,808	5,568,252
Yum China Holdings, Inc.	77,094	4,716,611
Yum! Brands, Inc.	18,603	2,615,210
		270,245,971
Household Durables - 0.0%
D.R. Horton, Inc.	5,485	602,363
Lennar Corp. Class A	8,945	1,009,085
Sony Group Corp. sponsored ADR	16,509	1,480,362
Toll Brothers, Inc.	6,040	386,016
		3,477,826
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	380,659	3,380,252
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	2,222,471	29,758,887
Bath & Body Works, Inc.	100,679	3,533,833
Fanatics, Inc. Class A (a)(c)(d)	225,366	16,600,460
Fast Retailing Co. Ltd.	3,600	852,486
Five Below, Inc. (a)	160,934	31,761,934
Foot Locker, Inc.	291,195	12,227,278
FSN E-Commerce Ventures Private Ltd.	853,500	1,285,796
Lowe's Companies, Inc.	678,449	141,002,056
RH (a)(b)	145,478	37,115,802
TJX Companies, Inc.	583,512	45,992,416
Victoria's Secret & Co. (a)	567,296	17,591,849
Warby Parker, Inc. (a)(b)	1,082,728	11,401,126
Wayfair LLC Class A (a)	231,754	8,071,992
Williams-Sonoma, Inc.	37,900	4,587,416
		361,783,331
Textiles, Apparel & Luxury Goods - 4.7%
Capri Holdings Ltd. (a)	585,340	24,291,610
Compagnie Financiere Richemont SA Series A	36,384	6,014,307
Crocs, Inc. (a)	225,663	27,907,743
Deckers Outdoor Corp. (a)	143,307	68,692,777
Hermes International SCA	4,157	9,009,121
lululemon athletica, Inc. (a)	266,058	101,083,416
LVMH Moet Hennessy Louis Vuitton SE	27,426	26,380,557
NIKE, Inc. Class B	650,994	82,493,960
On Holding AG (a)	459,374	14,906,686
		360,780,177
TOTAL CONSUMER DISCRETIONARY		1,698,728,243
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	36,389	11,553,871
Celsius Holdings, Inc. (a)(b)	697,300	66,640,961
Constellation Brands, Inc. Class A (sub. vtg.)	10,251	2,352,297
PepsiCo, Inc.	16,000	3,054,240
		83,601,369
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp.	1,399	704,005
Dollar Tree, Inc. (a)	451,783	69,443,565
Target Corp.	42,638	6,726,145
Walmart, Inc.	55,300	8,348,641
		85,222,356
Food Products - 0.0%
Sovos Brands, Inc. (a)	11,314	194,035
The Real Good Food Co. LLC:
Class B (d)	139,521	1
Class B unit (e)	139,521	548,318
The Real Good Food Co., Inc. (a)	9,286	36,494
		778,848
Household Products - 0.1%
Procter & Gamble Co.	49,587	7,754,415
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. Class A	3,394	837,368
Tobacco - 0.0%
Altria Group, Inc.	25,200	1,197,252
JUUL Labs, Inc. Class A (a)(c)(d)	23,134	252,392
		1,449,644
TOTAL CONSUMER STAPLES		179,644,000
ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Halliburton Co.	213,974	7,007,649
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)	200,566	4,611,012
Cenovus Energy, Inc. (Canada)	360,635	6,052,950
Cheniere Energy, Inc.	48,049	7,351,497
Denbury, Inc. (a)	134,431	12,553,167
Devon Energy Corp.	288,422	15,410,387
Diamondback Energy, Inc.	248,292	35,307,122
EOG Resources, Inc.	319,839	38,211,165
Exxon Mobil Corp.	237,692	28,128,471
Hess Corp.	387,120	56,155,627
Marathon Oil Corp.	409,533	9,894,317
Northern Oil & Gas, Inc.	78,873	2,616,217
Occidental Petroleum Corp.	332,865	20,481,183
Pioneer Natural Resources Co.	135,049	29,379,910
Reliance Industries Ltd.	747,491	22,221,780
Reliance Industries Ltd. GDR (e)	40,946	2,440,382
		290,815,187
TOTAL ENERGY		297,822,836
FINANCIALS - 3.0%
Banks - 0.2%
Wells Fargo & Co.	435,548	17,313,033
Capital Markets - 0.0%
Goldman Sachs Group, Inc.	2,200	755,568
Morgan Stanley	8,100	728,757
		1,484,325
Consumer Finance - 0.6%
American Express Co.	252,759	40,780,137
Financial Services - 2.2%
Adyen BV (a)(e)	1,071	1,720,938
Ant International Co. Ltd. Class C (a)(c)(d)	403,977	622,125
Berkshire Hathaway, Inc. Class B (a)	8,205	2,695,753
Block, Inc. Class A (a)	257,322	15,642,604
Housing Development Finance Corp. Ltd.	65,160	2,222,465
MasterCard, Inc. Class A	306,590	116,513,398
PayPal Holdings, Inc. (a)	52,928	4,022,528
Visa, Inc. Class A	103,181	24,013,314
		167,453,125
Insurance - 0.0%
The Travelers Companies, Inc.	2	362
TOTAL FINANCIALS		227,030,982
HEALTH CARE - 10.0%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	122,019	24,306,185
Arcutis Biotherapeutics, Inc. (a)	120,909	1,673,381
Argenx SE ADR (a)	15,386	5,967,922
Ascendis Pharma A/S sponsored ADR (a)	74,024	5,178,719
Generation Bio Co. (a)	124,978	614,892
Karuna Therapeutics, Inc. (a)	32,810	6,510,816
Moderna, Inc. (a)	3,389	450,364
Regeneron Pharmaceuticals, Inc. (a)	35,042	28,096,325
Vertex Pharmaceuticals, Inc. (a)	59,254	20,189,615
Viking Therapeutics, Inc. (a)	91,000	1,939,210
		94,927,429
Health Care Equipment & Supplies - 1.8%
Axonics Modulation Technologies, Inc. (a)	100,268	5,761,399
Blink Health LLC Series A1 (a)(c)(d)	5,757	253,250
Boston Scientific Corp. (a)	389,664	20,309,288
DexCom, Inc. (a)	473,519	57,456,795
Insulet Corp. (a)	51,968	16,527,903
Intuitive Surgical, Inc. (a)	2,500	753,050
Oddity Tech Ltd. (a)(c)(d)	2,786	1,260,860
Penumbra, Inc. (a)	2,800	795,536
Shockwave Medical, Inc. (a)	74,214	21,533,934
Stryker Corp.	40,800	12,225,720
TransMedics Group, Inc. (a)	18,532	1,465,881
		138,343,616
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	66,947	1,624,804
Alignment Healthcare, Inc. (a)	159,937	1,006,004
Guardant Health, Inc. (a)	396,154	8,937,234
Humana, Inc.	52,911	28,068,756
Surgery Partners, Inc. (a)	107,667	4,270,073
UnitedHealth Group, Inc.	345,923	170,225,249
		214,132,120
Health Care Technology - 0.0%
Certara, Inc. (a)(b)	71,158	1,719,889
MultiPlan Corp. warrants (a)(c)	13,856	8
		1,719,897
Life Sciences Tools & Services - 0.7%
Danaher Corp.	118,204	28,003,710
ICON PLC (a)	15,304	2,948,928
Olink Holding AB ADR (a)	109,542	2,362,821
Seer, Inc. (a)	39,029	130,357
Thermo Fisher Scientific, Inc.	34,670	19,238,383
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	62,379	3,457,668
		56,141,867
Pharmaceuticals - 3.4%
AstraZeneca PLC sponsored ADR	55,007	4,027,613
Eli Lilly & Co.	377,677	149,507,217
Novo Nordisk A/S:
Series B	25,766	4,286,290
Series B sponsored ADR	209,867	35,066,677
Roche Holding AG (participation certificate)	8,931	2,796,655
Ventyx Biosciences, Inc. (a)	34,623	1,301,825
Zoetis, Inc. Class A	373,278	65,614,807
		262,601,084
TOTAL HEALTH CARE		767,866,013
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.1%
Airbus Group NV	50,216	7,031,979
Howmet Aerospace, Inc.	207,897	9,207,758
L3Harris Technologies, Inc.	24,256	4,733,558
Lockheed Martin Corp.	13,085	6,077,328
Northrop Grumman Corp.	10,137	4,675,894
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	201,490	15,514,730
Class C (a)(c)(d)	70,540	5,431,580
The Boeing Co. (a)	146,328	30,257,704
TransDigm Group, Inc.	3,994	3,055,410
		85,985,941
Air Freight & Logistics - 0.0%
Delhivery Private Ltd.	271,900	1,248,971
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	448,634	5,845,701
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	31,251	639,083
Ground Transportation - 2.8%
Avis Budget Group, Inc. (a)	47,887	8,460,196
Bird Global, Inc. (a)(c)	201,367	27,265
Bird Global, Inc.:
Class A (a)(b)	3,452,352	467,448
Stage 1 rights (a)(d)	25,742	0
Stage 2 rights (a)(d)	25,742	0
Stage 3 rights (a)(d)	25,741	0
Hertz Global Holdings, Inc. (a)(b)	399,829	6,669,148
Lyft, Inc. (a)	4,177,965	42,824,141
Uber Technologies, Inc. (a)	4,909,666	152,445,129
		210,893,327
Machinery - 0.2%
Deere & Co.	37,558	14,197,675
Passenger Airlines - 0.2%
Delta Air Lines, Inc. (a)	186,351	6,393,703
United Airlines Holdings, Inc. (a)	229,259	10,041,544
		16,435,247
Professional Services - 0.0%
Experian PLC	39,018	1,381,428
TOTAL INDUSTRIALS		336,627,373
INFORMATION TECHNOLOGY - 36.6%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	28,200	4,516,512
Cisco Systems, Inc.	50,362	2,379,605
		6,896,117
IT Services - 0.6%
MongoDB, Inc. Class A (a)	44,378	10,648,945
Okta, Inc. (a)	242,669	16,630,107
Shopify, Inc. Class A (a)	31,000	1,501,893
Snowflake, Inc. (a)	45,551	6,745,192
Twilio, Inc. Class A (a)	126,248	6,641,907
X Holdings Corp. Class A (d)	24,710	823,831
		42,991,875
Semiconductors & Semiconductor Equipment - 15.4%
Advanced Micro Devices, Inc. (a)	654,922	58,530,379
ASML Holding NV (depository receipt)	17,013	10,834,899
Cirrus Logic, Inc. (a)	123,401	10,586,572
Enphase Energy, Inc. (a)	52,403	8,604,573
GlobalFoundries, Inc. (a)	889,705	52,314,654
Impinj, Inc. (a)	40,300	3,562,923
Marvell Technology, Inc.	5,496,888	217,017,138
Monolithic Power Systems, Inc.	39,384	18,194,226
NVIDIA Corp.	1,998,020	554,430,570
NXP Semiconductors NV	743,846	121,797,344
onsemi (a)	764,014	54,978,447
Skyworks Solutions, Inc.	32,897	3,483,792
SolarEdge Technologies, Inc. (a)	19,820	5,661,187
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	448,485	37,807,286
Teradyne, Inc.	285,296	26,070,348
		1,183,874,338
Software - 10.9%
Adobe, Inc. (a)	17,700	6,682,812
Bill Holdings, Inc. (a)	132,550	10,181,166
Confluent, Inc. (a)	65,805	1,447,710
Datadog, Inc. Class A (a)	118,074	7,955,826
HubSpot, Inc. (a)	81,451	34,286,798
Intuit, Inc.	79,267	35,190,585
Microsoft Corp.	1,966,308	604,167,796
Oracle Corp.	42,500	4,025,600
Paycom Software, Inc. (a)	39,916	11,590,409
Pine Labs Private Ltd. (a)(c)(d)	1,109	610,560
Salesforce, Inc. (a)	388,443	77,055,438
ServiceNow, Inc. (a)	44,713	20,542,046
Splunk, Inc. (a)	95,940	8,273,866
Stripe, Inc. Class B (a)(c)(d)	19,200	386,496
Workday, Inc. Class A (a)	11,361	2,114,737
Zoom Video Communications, Inc. Class A (a)	180,194	11,069,317
		835,581,162
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	4,353,465	738,695,942
Seagate Technology Holdings PLC	6,800	399,636
		739,095,578
TOTAL INFORMATION TECHNOLOGY		2,808,439,070
MATERIALS - 0.6%
Chemicals - 0.1%
Cibus Corp. Series C (a)(c)(d)(f)	548,277	1,096,554
Linde PLC	12,308	4,547,191
		5,643,745
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,061,400	40,237,674
TOTAL MATERIALS		45,881,419
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Welltower, Inc.	10,389	823,017
UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	30,110	2,307,329
TOTAL COMMON STOCKS (Cost $5,780,575,313)		7,411,600,736

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	31,950	6,358,050
Reddit, Inc.:
Series E(a)(c)(d)	4,835	175,946
Series F(a)(c)(d)	51,156	1,861,567
		8,395,563
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	13,256	40,961
Series C(a)(c)(d)	52,162	161,181
Series D(a)(c)(d)	102,800	317,652
		519,794
Broadline Retail - 0.1%
Meesho Series F (a)(c)(d)	63,600	4,402,392

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	700	236,145

TOTAL CONSUMER DISCRETIONARY		5,158,331

CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc.:
Series G(a)(c)(d)	18,300	1,784,982
Series H(a)(c)(d)	11,467	1,118,491
Instacart, Inc.:
Series H(a)(c)(d)	27,205	1,211,439
Series I(a)(c)(d)	13,064	581,740
		4,696,652
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	68,700	354,492
Bowery Farming, Inc. Series C1 (a)(c)(d)	17,874	166,586
		521,078
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	12,508	136,462

TOTAL CONSUMER STAPLES		5,354,192

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	16,970	746,510

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
ABL Space Systems:
Series B(a)(c)(d)	29,724	970,489
Series B2(a)(c)(d)	17,155	545,872
Relativity Space, Inc. Series E (a)(c)(d)	276,014	4,772,282
Space Exploration Technologies Corp. Series N (a)(c)(d)	8,141	6,268,570
		12,557,213
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	11,104	770,840

TOTAL INDUSTRIALS		13,328,053

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d)	92,760	1,207,735
Enevate Corp. Series E (a)(c)(d)	1,325,513	768,798
Menlo Micro, Inc. Series C (a)(c)(d)	560,500	554,895
		2,531,428
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(c)(d)	55,991	463,605

Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(c)(d)	47,598	883,419
Astera Labs, Inc.:
Series A(c)(d)	84,721	753,170
Series B(c)(d)	14,425	128,238
Series C(a)(c)(d)	180,900	1,608,201
Series D(c)(d)	330,609	2,939,114
GaN Systems, Inc.:
Series F1(a)(c)(d)	78,477	868,740
Series F2(a)(c)(d)	41,439	458,730
SiMa.ai:
Series B(a)(c)(d)	313,000	1,878,000
Series B1(c)(d)	20,966	148,649
Xsight Labs Ltd. Series D (a)(c)(d)	130,900	956,879
		10,623,140
Software - 0.2%
Algolia, Inc. Series D (a)(c)(d)	30,436	493,976
Bolt Technology OU Series E (a)(c)(d)	20,165	2,628,160
Databricks, Inc.:
Series G(a)(c)(d)	48,000	2,316,960
Series H(a)(c)(d)	31,572	1,523,980
Mountain Digital, Inc. Series D (a)(c)(d)	62,139	769,902
Skyryse, Inc. Series B (a)(c)(d)	67,400	1,420,792
Stripe, Inc.:
Series H(a)(c)(d)	8,086	162,771
Series I(c)(d)	101,195	2,037,055
Tenstorrent, Inc. Series C1 (a)(c)(d)	8,600	485,642
		11,839,238
TOTAL INFORMATION TECHNOLOGY		25,457,411

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	249,802	8,860,477

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(c)(d)	37,990	1,986,497

TOTAL CONVERTIBLE PREFERRED STOCKS		69,287,034
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(d)	3,178,083	85,490
Series 1D(a)(c)(d)	5,904,173	158,822
Waymo LLC Series A2 (a)(c)(d)	7,817	377,014
		621,326
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(c)(d)	137,547	3,550,088

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	78,911	1,233,379

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	2,652	1,460,059
Series A(a)(c)(d)	663	365,015
Series B(a)(c)(d)	721	396,947
Series B2(a)(c)(d)	583	320,971
Series C(a)(c)(d)	1,085	597,347
Series C1(a)(c)(d)	228	125,525
Series D(a)(c)(d)	244	134,334
		3,400,198
TOTAL INFORMATION TECHNOLOGY		4,633,577

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
ZKH Group Ltd. Series F (d)	2,521,782	933,059

TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,738,050
TOTAL PREFERRED STOCKS (Cost $91,230,361)		79,025,084

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	237,400	256,155
4% 6/12/27 (c)(d)	64,200	69,272
4.5% 10/27/25 (c)(d)	2,578,062	2,503,556
(Cost $2,879,662)		2,828,983

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(h)	1,839,388	2,257,481
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h)	480,000	456,000
TOTAL PREFERRED SECURITIES (Cost $2,319,388)		2,713,481

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (i)	182,347,936	182,384,405
Fidelity Securities Lending Cash Central Fund 4.88% (i)(j)	60,478,601	60,484,649
TOTAL MONEY MARKET FUNDS (Cost $242,869,054)		242,869,054

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $6,119,873,778)	7,739,037,338
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(58,596,702)
NET ASSETS - 100.0%	7,680,440,636

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $129,929,101 or 1.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,503,105 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	1,338,638

ABL Space Systems Series B2	10/22/21	1,166,473

AgBiome LLC Series C	6/29/18	435,125

Algolia, Inc. Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Ant International Co. Ltd. Class C	5/16/18	1,539,709

Astera Labs, Inc. Series A	5/17/22	861,570

Astera Labs, Inc. Series B	5/17/22	146,695

Astera Labs, Inc. Series C	8/24/21	608,150

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	3,362,128

Beta Technologies, Inc. Series A	4/09/21	813,590

Bird Global, Inc.	5/11/21	2,013,670

Blink Health LLC Series A1	12/30/20	155,957

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Bolt Technology OU Series E	1/03/22	5,238,796

Bowery Farming, Inc. Series C1	5/18/21	1,076,896

ByteDance Ltd. Series E1	11/18/20	3,500,895

CelLink Corp. Series D	1/20/22	1,931,625

Cibus Corp. Series C	2/16/18 - 12/02/22	954,343

Circle Internet Financial Ltd. Series E	5/11/21	2,232,400

Databricks, Inc. Series G	2/01/21	2,837,886

Databricks, Inc. Series H	8/31/21	2,320,041

Diamond Foundry, Inc. Series C	3/15/21	5,995,248

Discord, Inc. Series I	9/15/21	385,437

Enevate Corp. Series E	1/29/21	1,469,576

Epic Games, Inc.	7/30/20	349,025

Fanatics, Inc. Class A	8/13/20 - 10/24/22	10,009,624

GaN Systems, Inc. Series F1	11/30/21	665,485

GaN Systems, Inc. Series F2	11/30/21	351,403

GaN Systems, Inc. 0%	11/30/21	1,839,388

GoBrands, Inc. Series G	3/02/21	4,569,827

GoBrands, Inc. Series H	7/22/21	4,454,821

Gupshup, Inc.	6/08/21	1,804,316

Instacart, Inc. Series H	11/13/20	1,632,300

Instacart, Inc. Series I	2/26/21	1,633,000

JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	645,585

JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	342,963

Meesho Series F	9/21/21	4,876,358

Menlo Micro, Inc. Series C	2/09/22	742,943

Mountain Digital, Inc. Series D	11/05/21	1,427,041

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	4,916

Neutron Holdings, Inc. Series 1C	7/03/18	581,081

Neutron Holdings, Inc. Series 1D	1/25/19	1,431,762

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	237,400

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	64,200

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	2,578,062

Oddity Tech Ltd.	1/06/22	1,199,122

Pine Labs Private Ltd.	6/30/21	413,502

Pine Labs Private Ltd. Series 1	6/30/21	988,825

Pine Labs Private Ltd. Series A	6/30/21	247,206

Pine Labs Private Ltd. Series B	6/30/21	268,832

Pine Labs Private Ltd. Series B2	6/30/21	217,377

Pine Labs Private Ltd. Series C	6/30/21	404,553

Pine Labs Private Ltd. Series C1	6/30/21	85,012

Pine Labs Private Ltd. Series D	6/30/21	90,978

Rad Power Bikes, Inc.	1/21/21	490,493

Rad Power Bikes, Inc. Series A	1/21/21	63,945

Rad Power Bikes, Inc. Series C	1/21/21	251,621

Rad Power Bikes, Inc. Series D	9/17/21	985,215

Reddit, Inc. Series E	5/18/21	205,363

Reddit, Inc. Series F	8/11/21	3,161,154

Redwood Materials Series C	5/28/21	1,800,858

Relativity Space, Inc. Series E	5/27/21	6,302,807

SiMa.ai Series B	5/10/21	1,604,876

SiMa.ai Series B1	4/25/22	148,668

Skyryse, Inc. Series B	10/21/21	1,663,430

Space Exploration Technologies Corp. Class A	2/16/21 - 12/15/22	14,140,734

Space Exploration Technologies Corp. Class C	12/15/22	5,431,580

Space Exploration Technologies Corp. Series N	8/04/20	2,198,070

Stripe, Inc. Class B	5/18/21	770,465

Stripe, Inc. Series H	3/15/21	324,451

Stripe, Inc. Series I	3/20/23	2,037,474

Tenstorrent, Inc. Series C1	4/23/21	511,307

Tenstorrent, Inc. 0%	4/23/21	480,000

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,593,820

Waymo LLC Series A2	5/08/20	671,224

Xsight Labs Ltd. Series D	2/16/21	1,046,676

Yanka Industries, Inc. Series F	4/08/21	1,784,814

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	91,389,124	596,227,199	505,231,918	1,773,869	-	-	182,384,405	0.4%
Fidelity Securities Lending Cash Central Fund 4.88%	84,008,097	441,236,064	464,759,512	304,129	-	-	60,484,649	0.2%
Total	175,397,221	1,037,463,263	969,991,430	2,077,998	-	-	242,869,054

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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